Financial Instruments, Risk Management and Fair Value Measurements - Recurring Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assets
Investments in deferred compensation plan	$ 2.6	$ 1.6
Total Assets	2.6	1.6
Liabilities
Deferred compensation plan obligation	4.5	2.5
Total Liabilities	4.5	2.5
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Investments in deferred compensation plan	2.6	1.6
Total Assets	2.6	1.6
Liabilities
Deferred compensation plan obligation	4.5	2.5
Total Liabilities	4.5	2.5
Significant Other Observable Inputs (Level 2)
Assets
Investments in deferred compensation plan	0.0	0.0
Total Assets	0.0	0.0
Liabilities
Deferred compensation plan obligation	0.0	0.0
Total Liabilities	0.0	0.0
Significant Unobservable Inputs (Level 3)
Assets
Investments in deferred compensation plan	0.0	0.0
Total Assets	0.0	0.0
Liabilities
Deferred compensation plan obligation	0.0	0.0
Total Liabilities	0.0	0.0
Selling, General and Administrative Expenses
Liabilities
Mark-to-market loss	$ 1.0	$ 0.1